Presentation of Financial Statements and Summary of Significant Accounting Policies- Summary of he Range Of Estimated Impacts On the Adoption Of the Ifrs 16 (Detail) - BRL (R$) R$ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Prepaid expenses		R$ 187,570	R$ 150,046	R$ 123,883
Non-current assets
Prepaid expenses		399,095	346,886	222,518
Intangible assets		2,369,355	2,238,042	1,891,636
Total assets		30,499,395	R$ 28,284,346	R$ 24,074,516
IFRS 16 [member] | Increase (decrease) due to changes in accounting policy [member]
Current assets
Prepaid expenses	R$ (38,939)	(38,939)
Non-current assets
Prepaid expenses	(288,630)	(288,630)
Right of use assets	1,940,091	1,731,314
Intangible assets	(39,178)	(39,178)
Total assets	1,573,344	1,364,567
Current liabilities
Lease contracts payable	219,399	184,136
Non-current liabilities
Lease contracts payable	1,353,945	1,180,431
Total liabilities	R$ 1,573,344	R$ 1,364,567